Long-term debt - Changes in consolidated long-term debt (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Long-term debt
Initial debt balance		$ 8,984,336	$ 4,996,622	$ 4,510,388
Increase in debt		3,200,000	4,000,000	3,500,000
Long term debt repayment	$ (70,926)	(1,200,000)	(2,700,000)	(13,967)
Amortization of debt securities	(88,658)	(1,500,000)		(3,000,000)
Payment of commissions and other expenses	$ (629)	(10,640)	(14,076)	(12,859)
Amortization of expenses		3,012	1,790	12,595
Exchange rate fluctuation				465
Ending balance of debt		$ 10,676,708	$ 8,984,336	$ 4,996,622